Mar. 15, 2024
Prime Portfolio
Prime Portfolio

Prospectus Supplement

March 15, 2024

Morgan Stanley Institutional Liquidity Funds

Supplement dated March 15, 2024 to
the Morgan Stanley Institutional Liquidity Funds
Prospectuses dated February 28, 2024

Prime Portfolio
(the "Fund")

In connection with this delegation, the last sentence of the third paragraph of the section of each Prospectus titled "Fund Summary—Prime Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund's Board of Trustees, determines that such fee is in the best interests of the Fund.

Please retain this supplement for future reference.